Indirect taxes, charges and contributions recoverable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Recoverable indirect taxes, fees and contributions		R$ 1,367,610	R$ 1,259,932
Current portion		(472,202)	(354,620)
Non-current portion		895,408	905,312
Indirect [Member] | Imposto Sobre Circulacao De Mercadorias Servicos [Member]
Reserve Quantities [Line Items]
Recoverable indirect taxes, fees and contributions	[1]	1,323,604	1,216,912
Indirect [Member] | Other Indirect Taxes [Member]
Reserve Quantities [Line Items]
Recoverable indirect taxes, fees and contributions		R$ 44,006	R$ 43,020

[1]	The amounts of recoverable ICMS (state VAT) are mainly comprised by: